Procure Space ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Canada - 6.0%
Aerospace & Defense - 5.4%
MDA Space Ltd. (a)	712,379	$20,216,907

Diversified Telecommunication Services - 0.6%
Telesat Corp. (a)	77,146	2,240,320
Total Canada		22,457,227

France - 3.3%
Aerospace & Defense - 2.4%
Airbus SE	33,664	7,745,388
Thales SA	4,440	1,352,209
		9,097,597
Media - 0.9%
Eutelsat Communications SACA (a)	1,200,576	3,263,599
Total France		12,361,196

Israel - 1.6%
Communications Equipment - 1.6%
Gilat Satellite Networks, Ltd. (a)(b)	316,966	6,114,274

Diversified Telecommunication Services - 0.0% (c)
Space Communication Ltd. (a)	112,309	101,465
Total Israel		6,215,739

Italy - 2.2%
Aerospace & Defense - 2.2%
Avio SpA	158,971	6,553,029
Leonardo SpA	25,391	1,700,627
Total Italy		8,253,656

Japan - 6.1%
Aerospace & Defense - 2.2%
Astroscale Holdings, Inc. (a)	444,300	3,122,139
Ispace, Inc. (a)	600,251	2,284,113
QPS Holdings, Inc. (a)	234,700	2,776,660
		8,182,912
Media - 2.8%
Sky Perfect JSAT Holdings, Inc.	736,367	10,649,778

Professional Services - 1.1%
Synspective, Inc. (a)	273,300	2,088,816
Weathernews, Inc.	69,532	1,836,788
		3,925,604
Total Japan		22,758,294

Luxembourg - 4.8%
Media - 4.8%
SES SA	2,208,291	18,179,559

Netherlands - 0.7%
Software - 0.7%
TomTom NV (a)	335,367	2,529,476

South Korea - 1.0%
Aerospace & Defense - 0.1%
Lumir, Inc. (a)	46,844	514,197

Communications Equipment - 0.9%
Intellian Technologies, Inc. (a)	43,168	3,151,978
Total South Korea		3,666,175

Sweden - 1.1%
Aerospace & Defense - 0.4%
GomSpace Group AB (a)	621,594	1,639,608

Diversified Telecommunication Services - 0.7%
Ovzon AB (a)	422,526	2,615,654
Total Sweden		4,255,262

Switzerland - 3.9%
Household Durables - 3.9%
Garmin, Ltd.	72,727	14,664,672

United States - 68.8% (d)
Aerospace & Defense - 29.7% (d)
Boeing Co. (a)	38,183	8,924,131
Firefly Aerospace, Inc. (a)(b)	509,961	12,851,017
Intuitive Machines, Inc. (a)(b)	621,663	11,805,380
Karman Holdings, Inc. (a)	36,385	3,776,763
L3Harris Technologies, Inc.	26,394	9,049,183
Lockheed Martin Corp.	16,130	10,229,969
Momentus, Inc. (a)(b)	7,624	54,740
Northrop Grumman Corp.	13,611	9,422,351
Redwire Corp. (a)(b)	377,810	4,439,268
Rocket Lab Corp. (a)	241,291	19,320,170
RTX Corp.	43,166	8,673,344
Satellogic, Inc. (a)(b)	490,256	2,255,178
Sidus Space, Inc. (a)(b)	201,466	564,105
Virgin Galactic Holdings, Inc. (a)(b)	361,004	1,028,861
Voyager Technologies, Inc. - Class A (a)(b)	294,810	9,000,549
		111,395,009
Communications Equipment - 4.9%
ViaSat, Inc. (a)	400,576	18,094,018

Diversified Telecommunication Services - 13.0%
AST SpaceMobile, Inc. (a)	180,814	20,108,325
Comcast Corp. - Class A	182,700	5,435,325
Globalstar, Inc. (a)	208,043	12,819,609
Iridium Communications, Inc.	523,838	10,434,853
		48,798,112
Industrial Conglomerates - 2.4%
Honeywell International, Inc.	39,521	8,991,818

Media - 8.2%
EchoStar Corp. - Class A (a)	146,829	16,623,979
Sirius XM Holdings, Inc.	694,384	14,130,715
		30,754,694
Professional Services - 7.3%
BlackSky Technology, Inc. (a)(b)	169,918	3,750,090
Planet Labs PBC (a)	877,772	21,917,967
Spire Global, Inc. (a)(b)	154,059	1,763,976
		27,432,033
Software - 3.3%
Trimble, Inc. (a)	183,958	12,435,561
Total United States		257,901,245
TOTAL COMMON STOCKS (Cost $321,312,446)		373,242,501

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (e)	29,459,652	29,459,652
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,459,652)		29,459,652

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (e)	1,845,798	1,845,798
TOTAL MONEY MARKET FUNDS (Cost $1,845,798)		1,845,798

TOTAL INVESTMENTS - 107.9% (Cost $352,617,896)		404,547,951
Liabilities in Excess of Other Assets - (7.9)%		(29,679,655)
TOTAL NET ASSETS - 100.0%		$374,868,296

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $26,606,290.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Procure Space ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$373,242,501	$–	$–	$373,242,501
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	29,459,652
Money Market Funds	1,845,798	–	–	1,845,798
Total Investments	$375,088,299	$–	$–	$404,547,951

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $29,459,652 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings by Country as of January 31, 2026
(% of Net Assets)
United States	$289,206,695	77.2%
Japan	22,758,294	6.1
Canada	22,457,227	6.0
Luxembourg	18,179,559	4.8
Switzerland	14,664,672	3.9
France	12,361,196	3.3
Italy	8,253,656	2.2
Israel	6,215,739	1.6
Sweden	4,255,262	1.1
South Korea	3,666,175	1.0
Netherlands	2,529,476	0.7
Liabilities in Excess of Other Assets	(29,679,655)	(7.9)
	$374,868,296	100.0%

Sector Classification as of January 31, 2026
(% of Net Assets)
Industrials	$199,649,341	53.2%
Communication Services	116,603,181	31.0
Information Technology	42,325,307	11.4
Investments Purchased with Proceeds from Securities Lending	29,459,652	7.9
Consumer Discretionary	14,664,672	3.9
Money Market Funds	1,845,798	0.5
Liabilities in Excess of Other Assets	(29,679,655)	(7.9)
	$374,868,296	100.0%